Note 12 - Income Taxes (Detail) - Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 176,000	$ 96,000
Increase to prior year tax positions	132,000	80,000
Increase to current year tax positions	0	0
Expiration of the statute of limitations for the assessment of taxes	0	0
Decrease related to settlements	0	0
Balance	$ 308,000	$ 176,000